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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2013.

                                                             FILE NO. 333-114401

                                                                       811-21433

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                        POST EFFECTIVE AMENDMENT NO. 16
                                TO THE FORM S-6

                                  ------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                  FORM N-8B-2

A.   Exact name of trust: Hartford Life Insurance Company Separate Account
     Twelve

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:
     P.O. Box 2999
     Hartford, CT 06104-2999

D.   Name and complete address of agent for service:
     Christopher M. Grinnell, Esq.
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts 01111

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 16 to this Registration Statement on Form S-6 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 15 to May 1, 2013. This Amendment incorporates by reference the Prospectus and Part II contained in Post-Effective Amendment No. 15 to this Registration Statement on S-6 as filed on February 14, 2013.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWELVE
(Registrant)

By:    /s/ Beth A. Bombara*                 By:    /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Beth A. Bombara                             Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara
       Chief Executive Officer,
       President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney filed herewith.

Beth A. Bombara*, Chief Executive Officer,
 President, Chairman of the Board, Director
Mark J. Niland*, Senior Vice President, Director         By:   /s/ Sadie R. Gordon
                                                               -----------------------------------
Robert W. Paiano*, Senior Vice President,                      Sadie R. Gordon
 Treasurer, Director
Peter F. Sannizzaro*, Chief Accounting Officer,                Attorney-in-Fact
 Chief Financial Officer, Senior Vice President          Date: April 12, 2013

333-114401


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                                 EXHIBIT INDEX

      (7)  Copy of Power of Attorney.